TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Accruals and revenues	$ 473	$ 646
Stock based compensation	1,306	92
Deferred revenue	864	731
Net operating loss	10,756	8,786
Unrealized gain	18	11
Section 163(j)	634
Capitalized research & development expenses	315	214
Property and equipment	56	2
Total gross deferred assets	14,422	10,482
Valuation allowance	(14,384)	(10,479)
Total deferred tax assets	38	3
Deferred tax liabilities
Right of use asset	(38)	(3)
Total deferred tax liabilities	$ (38)	$ (3)